SCHEDULE OF CONDENSED BALANCE SHEETS OF PARENT COMPANY (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Total current assets	$ 43,509	$ 366,020
Total assets	83,566,621	209,298,900
Current liabilities:
Total current liabilities	4,559,556	2,854,360
Total liabilities	10,559,520	8,854,324
Shareholders’ deficit:
Additional paid-in capital
Accumulated deficit	(10,516,594)	(8,488,887)
Total shareholders’ deficit attributable to Seamless Group Inc.	(10,516,011)	(8,488,304)		$ (4,442,224)
Total liabilities and shareholders’ deficit	83,566,621	209,298,900
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents	48,500,000
Short-term investments	300,000	2,000,000	[1]
Prepayments, deposits and other receivables	34,225,239	37,563,550
Total current assets	103,361,724	121,206,663	[1]
Total assets	141,490,432	160,590,494	[1]
Current liabilities:
Accruals and other payables	53,988,231	58,946,385	[1]
Amounts due to related parties	86,488,519	83,757,317	[1]
Convertible bonds	10,000,000	9,192,140	[1]
Total current liabilities	173,862,148	172,652,016	[1]
Borrowings	2,506,974	7,879,279
Convertible bonds
Total liabilities	177,675,731	182,367,925	[1]
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)	58,030	58,030	[1]
Additional paid-in capital	29,172,373	29,172,373	[1]
Accumulated deficit	(92,075,379)	(76,768,829)	[1]
Accumulated other comprehensive loss	88,366	61,298	[1]
Total shareholders’ deficit attributable to Seamless Group Inc.	(62,756,610)	(47,477,128)	[1]
Total liabilities and shareholders’ deficit	141,490,432	160,590,494	[1]
Parent Company [Member] | Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents	130,634	78,968
Short-term investments
Prepayments, deposits and other receivables	76,492	66,245
Amounts due from subsidiaries	6,155,464	6,869,413
Amounts due from related parties	123,906	90,666
Total current assets	6,486,496	7,105,292
Investments in subsidiaries	20,682,970	26,470,719
Investment in an equity security
Total assets	27,169,466	33,576,011
Current liabilities:
Borrowings	11,162,844	11,577,451
Accruals and other payables	9,621,542	5,410,027
Amounts due to subsidiaries	7,302,130	2,640,735
Amounts due to related parties	49,472,617	49,900,344
Convertible bonds	10,000,001	9,192,141
Total current liabilities	87,559,134	78,720,698
Borrowings
Convertible bonds
Total liabilities	87,559,134	78,720,698
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)	58,030	58,030
Additional paid-in capital	29,172,373	29,172,373
Accumulated deficit	(89,542,157)	(74,235,607)
Accumulated other comprehensive loss	(77,914)	(139,483)
Total shareholders’ deficit attributable to Seamless Group Inc.	(60,389,668)	(45,144,687)
Total liabilities and shareholders’ deficit	$ 27,169,466	$ 33,576,011

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.